Cash Flow Information	12 Months Ended
Dec. 31, 2025
Disclosure of cash flow statement [Abstract]
Cash Flow Information	Cash Flow Information
A. Change in Non-Cash Operating Working Capital

Year ended Dec. 31	2025	2024
Source (use):
Accounts receivable	75	155
Prepaid expenses	19	85
Income taxes receivable	(41)	22
Inventory	22	34
Accounts payable, accrued liabilities and provisions	(78)	(273)
Income taxes payable	6	15
Change in non-cash operating working capital	3	38
B. Changes in Liabilities from Financing Activities

	Balance Dec. 31, 2024	Cash issuances(1)	Repayments and dividends paid(2)	Dividends declared	Foreign exchange impact	Other	Balance Dec. 31, 2025
Long-term debt and lease liabilities(2)	3,809	991	(1,188)	—	(12)	(7)	3,593
Exchangeable securities	750	—	—	—	—	—	750
Dividends payable (common and preferred)	49	—	(127)	130	—	—	52
Total liabilities from financing activities	4,608	991	(1,315)	130	(12)	(7)	4,395
(1)Includes the issuance of US$400 million 5.9 per cent senior notes at $541 million and $450 million 5.6 per cent senior notes. Refer to Note 25.
(2)Repayments of long-term debt and lease liabilities include the repayment of US$400 million 7.8 per cent senior notes at $573 million, repayment of the $400 million term facility, $175 million of long-term debt repayments, a $48 million of repayments, net of cash drawings, under the under the syndicated credit facility, and a decrease in finance lease obligations of $4 million.

	Balance Dec. 31, 2023	Debt assumed	Repayments and dividends paid(1)	New leases	Dividends declared	Foreign exchange impact	Other	Balance Dec. 31, 2024
Long-term debt and lease liabilities(2)	3,469	232	6	5	—	86	11	3,809
Exchangeable securities	744	—	—	—	—	—	6	750
Dividends payable (common and preferred)	49	—	(123)	—	123	—	—	49
Total liabilities from financing activities	4,262	232	(117)	5	123	86	17	4,608
(1)Includes a decrease of $131 million related to the repayment of long-term debt, a $143 million net increase in borrowings under credit facilities and a decrease in finance lease obligations of $6 million.
(2)Includes bank overdraft of $1 million and new debt assumed of $232 million as part of the Heartland acquisition. Refer to Note 4.